Note 15 - Loans and Export Prepayment - Schedule of Principal Maturity (Details) - Loans and export prepayments [member] $ in Thousands	Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
2025	$ 251,730
United States of America, Dollars
Statement Line Items [Line Items]
2025	20,493
Brazil, Brazil Real
Statement Line Items [Line Items]
2025	231,237
Not later than one year [member]
Statement Line Items [Line Items]
2025	88,606
Not later than one year [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	1,219
Not later than one year [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	87,387
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
2025	147,449
Later than one year and not later than two years [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	3,599
Later than one year and not later than two years [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	143,850
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
2025	4,068
Later than two years and not later than three years [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	4,068
Later than two years and not later than three years [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	0
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
2025	4,068
Later than three years and not later than four years [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	4,068
Later than three years and not later than four years [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	0
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
2025	3,997
Later than four years and not later than five years [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	3,997
Later than four years and not later than five years [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	0
Later than five years [member]
Statement Line Items [Line Items]
2025	3,542
Later than five years [member] | United States of America, Dollars
Statement Line Items [Line Items]
2025	3,542
Later than five years [member] | Brazil, Brazil Real
Statement Line Items [Line Items]
2025	$ 0